Commitments and Contingencies (Tables)	12 Months Ended
Jan. 03, 2015
Commitments and Contingencies
Schedule of future minimum royalty commitments under license agreements

The Company has minimum royalty commitments through fiscal year 2019 under these license agreements as summarized below, by fiscal year (in thousands):

Minimum Royalty Commitments
2015	$226,363
2016	95,866
2017	101,649
2018	76,973
2019	8,401

$509,252

Schedule of future minimum rental commitments under non-cancelable leases

Future minimum rental commitments under non-cancelable leases, by fiscal year, are as follows (in thousands):

	Operating Leases	Capital Leases
2015	$158,692	$1,039
2016	140,757	1,021
2017	115,521	1,003
2018	100,526	991
2019	88,308	976
Thereafter	316,109	2,188

	$919,913	$7,218

Less amounts representing interest at 1.4% to 10.8%		373

Capital lease obligations		$6,845

Summary of changes in the Company's asset retirement obligations

The following table summarizes the changes in the Company's asset retirement obligations (in thousands):

Fiscal Year:	2014	2013
Beginning asset retirement obligation	$8,306	$6,560
Liabilities incurred during the period	1,587	1,839
Revisions in estimated retirement obligations	2	(9)
Liabilities settled during the period	(860)	(278)
Accretion expense	364	288
Currency translation	(474)	(94)

Ending asset retirement obligations	$8,925	$8,306